Loans and Allowance for Loan Losses, TDRs Pre-modification and Post-modification (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) Loan	Dec. 31, 2019 USD ($) Loan	Dec. 31, 2018 USD ($)
Troubled Debt Restructuring Loan Modifications [Abstract]
Number of Loans | Loan		2
Increase in provision expese and allowance for loan losses		$ 185
Impact on the allowance for loan losses and resulted in charge-offs		$ 0
Number of TDRs occurred | Loan	0	0
Troubled debt restructuring past due 90 days or more			$ 362
Aggregate loan balances	$ 841,504	$ 766,502
TDR recorded investment	$ 57,893	$ 50,586
CARES Act [Member]
Troubled Debt Restructuring Loan Modifications [Abstract]
Total number of loans modified related to COVID 19 | Loan	827
Total Loans Modified, Non-trouble Debt Restructuring	$ 153,263
Number of remaining loans modified related to COVID 19 | Loan	116
Aggregate loan balances	$ 7,287
Aggregate loan amount that are reviewed risk categories	$ 1,000
Commercial Real Estate [Member] | Owner-occupied [Member] | Reduction of Principal and Interest Payments [Member]
Troubled Debt Restructuring Loan Modifications [Abstract]
Number of Loans | Loan		1
Commercial and Industrial [Member] | Reduction of Principal and Interest Payments [Member]
Troubled Debt Restructuring Loan Modifications [Abstract]
Number of Loans | Loan		1
Performing to Modified Terms [Member]
Troubled Debt Restructuring Loan Modifications [Abstract]
Pre-modification recorded investment		$ 1,235
Post-modification recorded investment		1,235
Performing to Modified Terms [Member] | Commercial Real Estate [Member] | Owner-occupied [Member] | Reduction of Principal and Interest Payments [Member]
Troubled Debt Restructuring Loan Modifications [Abstract]
Pre-modification recorded investment		1,036
Post-modification recorded investment		1,036
Performing to Modified Terms [Member] | Commercial and Industrial [Member] | Reduction of Principal and Interest Payments [Member]
Troubled Debt Restructuring Loan Modifications [Abstract]
Pre-modification recorded investment		199
Post-modification recorded investment		199
Not Performing to Modified Terms [Member]
Troubled Debt Restructuring Loan Modifications [Abstract]
Pre-modification recorded investment		0
Post-modification recorded investment		0
Not Performing to Modified Terms [Member] | Commercial Real Estate [Member] | Owner-occupied [Member] | Reduction of Principal and Interest Payments [Member]
Troubled Debt Restructuring Loan Modifications [Abstract]
Pre-modification recorded investment		0
Post-modification recorded investment		0
Not Performing to Modified Terms [Member] | Commercial and Industrial [Member] | Reduction of Principal and Interest Payments [Member]
Troubled Debt Restructuring Loan Modifications [Abstract]
Pre-modification recorded investment		0
Post-modification recorded investment		$ 0